RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Narrative (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)
Floating interest rate | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 8,527	$ 7,129
Hedged item, liabilities	2,843	2,583
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
(Loss) gains related to derivative contracts reclassified from OCI to revenues	(14)	94	$ 119
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(5)	(4)	(48)
Hedge ineffectiveness gain (loss)	(17)	(3)	(1)
Reclassification adjustments for amounts recognized in net income	(14)	94	119
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,459	1,070		$ 98	$ 99	€ 164	$ 92	$ 105	€ 1,001
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	$ 7	$ (18)	(37)
Derivative, average fixed interest rates	4.40%	2.90%		4.40%	4.40%	4.40%	2.90%	2.90%	2.90%
Reclassification adjustments for amounts recognized in net income	$ 17	$ (9)	(3)
Change in hedge ineffectiveness gain (loss)	1	1	0
Interest rate swaps | Instruments designated as hedges
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	3,753	2,431
Interest rate swaps | Instruments not designated as hedges
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	933	163
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Instruments designated as hedges
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,025	2,962
Foreign exchange swaps | Instruments not designated as hedges
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 212	$ 528